Other payables and accruals (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other payables and accruals
Accrued expenses	¥ 86,874		¥ 114,606
Contract liabilities	55,628		101,053
Employee benefit payables	38,855		44,589
Revenue-based financing	11,551		21,628
Amounts due to related parties	5,896
Other taxes payable	5,286		5,771
Others	5,801		5,356
Total	¥ 209,891	$ 28,884	¥ 293,003